Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund - Admiral Shares Participant:) (Vanguard Intermediate-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund - Admiral Shares)
12 Months Ended
Dec. 31, 2014
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Annual Total Return
2014	6.96%
2013	(3.45%)
2012	7.02%
2011	10.74%
2010	9.49%
2009	6.90%
2008	5.01%
2007	7.70%
2006	3.98%
2005	1.82%